Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments
The fair values of derivative assets and liabilities are summarized below:

	December 31
	2012		2013
	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging
instruments:

Forward foreign exchange contracts (*)	$295	$(1)	$141	$(59)
Currency swaps and options (*)	-	(2)	181	(60)
Embedded currency derivatives (*)	-	-	897	(235)

Total derivatives designated as
hedging instruments	295	(3)	1,219	(354)

Derivatives not designated as
hedging instruments:

Embedded currency derivatives	-	-	150	(359)

Total derivatives	$295	$(3)	$1,369	$(713)

(*)	Reclassified into other receivable

Schedule of Before Tax Effects of Derivative Instruments
The before tax effects of derivative instruments in cash flow hedging relationships for the year ended December 31, 2013 and December 31, 2012 is summarized below:

		Gain		Gain
		reclassified		reclassified
		From		From
		Accumulated		Accumulated
	Gain recognize	OCI into income	Gain recognize	OCI into income
	In OCI on	By derivative	In OCI on	By derivative
	Derivatives	Instrument type	Derivatives	Instrument type
	(Effective	(Effective	(Effective	(Effective
	portion)	Portion)*	portion)	Portion)*
	2012	2012	2013	2013
Derivatives designated as hedging
instruments:

Forward foreign exchange contracts, currency swaps and options (*)	$346	$54	$543	$632
Embedded currency derivatives (**)	-	-	891	229

Total	$346	$54	$1,434	$861

*	Presented as part of revenue and operational cost.
**	Presented as part of cost of revenues.
***	The hedging is ineffective in immaterial amounts. - Hedging -100%, embedded - 99%.

Schedule of Effects of Derivative Instruments not Designated as Hedging Instruments
The effects of derivative instruments not designated as hedging instruments on the consolidated statements of income for 2 years ended December 31, 2013 were as follows:

	Location of gains recognized in
	income on derivatives	2012	2013
Embedded currency derivatives	financial income (expenses), net	-	$78

Schedule of Notional Amounts of Outstanding Derivative Instruments
Total gross notional amounts for outstanding Foreign exchange contracts (recorded at fair value) as of December 31, 2013 and December 31, 2012 were as follows:

	December 31	December 31
	2012	2013
Derivatives designated as hedging instruments:

Forward foreign exchange contracts	$6,970	$3,472

Currency swaps and options	798	1,241

Embedded currency derivatives	-	-

Derivatives not designated as hedging instruments:

Embedded currency derivatives	-	$9,998